COMMITMENTS AND CONTINGENCIES - OPERATING LEASE PAYMENTS (Details) $ in Millions	Jun. 30, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Rolling Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 249
Operating Leases, Future Minimum Payments, Due in Two Years	225
Operating Leases, Future Minimum Payments, Due in Three Years	210
Operating Leases, Future Minimum Payments, Due in Four Years	194
Operating Leases, Future Minimum Payments, Due in Five Years	177
Operating Leases, Future Minimum Payments, Due Thereafter	$ 562